STOCKHOLDERS' EQUITY	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
STOCKHOLDERS' EQUITY
STOCKHOLDERS' EQUITY

NOTE 7 – STOCKHOLDERS’ EQUITY

The Company is authorized to issue 75,000,000 common shares, with a par value of $0.001 per share. Subsequent to December 31, 2012, via shareholder consent, a majority of the shareholders increased the number of authorized Common Stock from 75,000,000 to 150,000,000 and also authorized 50,000,000 shares of Preferred Stock.

Reorganization into Ring Energy, Inc. – On June 28, 2012 Ring completed the acquisition of Stanford Energy, Inc. through the closing of a stock-for-stock exchange agreement dated May 3, 2012.  As a result, Stanford’s shareholders obtained control of Ring under current accounting guidance. Since the Stanford shareholders obtained a controlling interest in Ring’s common stock and stock options Stanford was determined to be the accounting acquirer and its historical financial statements have been adjusted to reflect its reorganization in a manner equivalent to a 2,500-for-1 stock split.  This treatment results in 3,440,000 shares held by Stanford shareholders.  As a result of the Stanford being determined to be the accounting acquirer, the transaction was accounted for as the issuance by Stanford of the 6,579,808 common shares of Ring that remained outstanding.

Common Stock Issued in Offerings – From July through October 2012, the Company issued 3,148,425 shares of common stock, valued at $14,167,913, or $4.50 per share, in a private placement.  Proceeds from the offering totaled $13,009,062, net of offering costs and expenses paid of $1,158,851.

Common Stock Issued in Acquisitions – In October and December 2012, the Company issued a total of 997,778 shares of common stock, valued at $4,490,001 or $4.50 per share, in three separate oil and gas property acquisitions, as described in Note 3 above.

STOCKHOLDER EQUITY

NOTE 5 – STOCKHOLDERS’ EQUITY

Common Stock Issued in Offerings – In January 2013, the Company issued 100,000 shares of common stock, for cash of $450,000, or $4.50 per share, in a private placement offering.

In June 2013, the Company completed a private placement offering of 3,528,580 shares of common stock, for gross proceeds of $19,407,190, or $5.50 per share.  Net proceeds from the offering, after offering costs, totaled approximately $18,537,272.

Common Stock Issued in Option Exercise – In January 2013, the Company issued 6,722 shares of common stock pursuant to the cashless exercise of 10,000 options that had an exercise price of $2.00 per share.